ACCRETION AND INTEREST EXPENSE	12 Months Ended
Dec. 31, 2025
Disclosure of accretion and interest expense [Abstract]
ACCRETION AND INTEREST EXPENSE [Text Block]

19. ACCRETION AND INTEREST EXPENSE

	December 31,	December 31,
For the year ended	2025	2024
Accretion on asset retirement obligation (Note 13)	$588	$194
Accretion on the Wexford Loan (Note 12 (a))	231	123
Interest expense - Wexford Loan (Note 12(a))	519	631
Interest expense - other	262	23
	$1,600	$971